Stock-Based Compensation - WeWork Partnerships Profits Interest Units (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Aggregate Intrinsic Value
Granted		$ 0
Exchanged/redeemed		234,375
Forfeited/canceled		$ 0
WeWork Partnerships Profits Interest Units
Number of Units
Outstanding		20,794,324
Granted (in shares)	39,116,872	0
Exchanged/redeemed (in shares)		(19,896,032)
Forfeited/canceled (in shares)		(856,235)
Outstanding		42,057
Exercisable (in shares)		42,057
Vested and expected to vest (in shares)		42,057
Weighted-Average Distribution Threshold
Outstanding (in usd per share)		$ 26.20
Granted (in usd per share)	$ 63.30	0
Exchanged/redeemed (in usd per share)		10.38
Forfeited/canceled (in usd per share)		59.65
Outstanding (in usd per share)		59.65
Exercisable (in usd per share)		59.65
Vested and expected to vest (in usd per share)		59.65
Weighted-Average Preference Amount
Outstanding (in usd per share)		0.47
Awards granted, weighted-average per-unit preference amount (in usd per share)	$ 16.87	0
Exchanged/redeemed (in usd per share)		10.38
Forfeited/canceled (in usd per share)		13.22
Outstanding (in usd per share)		13.22
Exercisable (in usd per share)		13.22
Vested and expected to vest (in usd per share)		$ 13.22
Aggregate Intrinsic Value
Outstanding		$ 0	$ 0
Exercisable		0
Vested and expected to vest		$ 0
WeWork Partnerships Profits Interest Units | Previously Reported
Number of Units
Outstanding		25,168,938
Weighted-Average Distribution Threshold
Outstanding (in usd per share)		$ 21.64
WeWork Partnerships Profits Interest Units | Revision of Prior Period, Adjustment
Number of Units
Outstanding		(4,374,614)
Weighted-Average Distribution Threshold
Outstanding (in usd per share)		$ 4.56